WARRANTY LIABILITIES	12 Months Ended
Jun. 30, 2022
WARRANTY LIABILITIES
WARRANTY LIABILITIES
NOTE 12 - WARRANTY LIABILITIES

	June 30,
	2021	2022
Beginning balance	$10,064	$9,551
Consolidation of subsidiary	—	145
Expense accrued	4,431	2,595
Expense incurred	(5,639)	(7,064)
Translation adjustment	695	(225)

	$9,551	$5,002
Less: Current portion of warranty liabilities	(5,902)	(3,280)

Long-term warranty liabilities	$3,649	$1,722